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AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 22, 2012 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES AND RETIREMENT CORNERSTONE(R) SERIES ADV

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This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2012 (together, the "Prospectus"). The Prospectus and Statement of Additional Information are hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

Please note the following change to Prospectus.

The Beneficiary continuation option is available in Puerto Rico.




RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A REGISTERED SERVICE MARK
           OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC.
                         1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2012 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104
                                (212) 554-1234

RC 1.0, 11.0 & ADV (SAR)                             Catalog No. 149994 (5/12)
IF/New Biz                                                             #354467
IM-05-12 (5/12)